BALANCE SHEET (FY)	Dec. 31, 2020 USD ($)
Assets
Deferred offering costs	$ 166,792
Total Assets	166,792
Current liabilities:
Accrued offering costs	177,743
Total current liabilities	177,743
Commitments and Contingencies
Shareholder's Deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none outstanding	0
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; none outstanding	0
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020	0
Additional paid-in capital	0
Accumulated deficit	(10,951)
Total shareholder's deficit	(10,951)
TOTAL LIABILITIES AND SHAREHOLDER'S DEFICIT	$ 166,792